Shareholder Report, Line Graph (Details) - USD ($)											1 Months Ended	2 Months Ended	4 Months Ended	5 Months Ended			6 Months Ended			7 Months Ended	10 Months Ended	11 Months Ended			12 Months Ended				13 Months Ended	17 Months Ended			18 Months Ended			19 Months Ended	23 Months Ended			24 Months Ended			25 Months Ended	29 Months Ended		30 Months Ended			31 Months Ended	35 Months Ended		36 Months Ended			41 Months Ended		42 Months Ended			47 Months Ended	48 Months Ended		53 Months Ended	54 Months Ended		59 Months Ended	60 Months Ended		65 Months Ended	66 Months Ended		71 Months Ended	72 Months Ended		77 Months Ended	78 Months Ended		83 Months Ended	84 Months Ended		90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Jul. 30, 2025	Nov. 20, 2024	Oct. 30, 2023	Mar. 02, 2023	Apr. 19, 2022	Mar. 31, 2022	Mar. 22, 2022	Nov. 05, 2018	Oct. 04, 2018	Sep. 30, 2015	Mar. 31, 2023	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2022	Mar. 31, 2019	Sep. 30, 2022	Mar. 31, 2019	Mar. 31, 2016	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2023	Sep. 30, 2019	Sep. 30, 2025	Mar. 31, 2023	Sep. 30, 2019	Sep. 30, 2016	Mar. 31, 2024	Mar. 31, 2025	Sep. 30, 2023	Mar. 31, 2020	Sep. 30, 2023	Mar. 31, 2020	Mar. 31, 2017	Sep. 30, 2024	Sep. 30, 2025	Mar. 31, 2024	Sep. 30, 2020	Mar. 31, 2024	Sep. 30, 2020	Sep. 30, 2017	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2021	Sep. 30, 2024	Mar. 31, 2021	Mar. 31, 2018	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2021	Mar. 31, 2025	Sep. 30, 2021	Sep. 30, 2018	Sep. 30, 2025	Mar. 31, 2022	Sep. 30, 2025	Mar. 31, 2022	Mar. 31, 2019	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2019	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2020	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2020	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2021	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2021	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2022	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2022	Mar. 31, 2023	Sep. 30, 2023	Mar. 31, 2024	Sep. 30, 2024	Mar. 31, 2025	Sep. 30, 2025
C000051966 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust STOXX® European Select Dividend Index Fund
Accumulated Value										$ 10,000									$ 10,271									$ 10,388							$ 10,906							$ 12,354						$ 12,663						$ 12,445					$ 12,266			$ 12,738			$ 9,667			$ 10,745			$ 14,832			$ 15,063			$ 14,614			$ 10,863	$ 13,572	$ 13,417	$ 14,799	$ 16,233	$ 18,259	$ 22,382
C000051967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust Alerian Disruptive Technology Real Estate ETF
Accumulated Value										10,000									10,946									11,494							11,077							11,571						11,467						12,032					13,013			13,619			9,906			11,150			13,350			14,490			15,296			11,198	12,226	11,693	12,865	13,901	12,685	12,870
C000054156 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust Dow Jones Global Select Dividend Index Fund
Accumulated Value										10,000									10,636									11,368							12,000							12,976						13,095						13,269					12,567			12,842			9,294			10,739			15,369			15,779			16,368			12,469	15,202	14,795	16,643	18,469	18,722	23,012
C000066484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust Global Wind Energy ETF
Accumulated Value										10,000									11,328									13,042							12,952							13,852						14,104						13,447					14,208			14,467			13,538			19,592			25,227			23,855			22,541			17,550	20,858	17,162	18,261	21,649	18,083	23,297
C000071160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust Alerian U.S. NextGen Infrastructure ETF
Accumulated Value										10,000									10,612									11,240							12,062							13,308						13,402						13,531					11,961			11,413			8,810			10,555			13,910			13,740			13,943			11,295	13,073	13,355	16,521	18,080	17,673	20,425
C000081044 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
Accumulated Value										10,000									11,019									12,572							13,494							15,932						16,157						15,669					14,417			16,503			14,338			21,140			28,964			31,362			31,952			25,814	33,605	32,627	39,867	44,575	39,908	53,510
C000087410 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust Indxx Global Natural Resources Income ETF
Accumulated Value										10,000									9,349									10,020							10,706							11,570						12,329						12,857					12,686			12,289			9,193			10,839			15,250			15,485			20,401			15,992	17,836	17,618	18,883	19,750	19,554	22,832
C000087411 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust Indxx Global Agriculture ETF
Accumulated Value										10,000									7,731									8,107							9,308							10,303						10,162						10,145					9,085			9,121			6,511			8,837			12,325			12,191			13,853			11,182	12,339	11,332	11,237	11,590	10,925	11,753
C000092838 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust Indxx NextG ETF
Accumulated Value										10,000									10,741									11,960							13,509							14,794						15,525						14,823					14,610			15,086			14,042			17,947			22,174			23,441			23,605			17,647	22,166	21,884	25,707	28,764	28,062	34,623
C000101722 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust S-Network Future Vehicles & Technology ETF
Accumulated Value										10,000									10,084									10,224							11,163							12,623						12,963						11,668					10,649			10,620			8,013			13,098			19,305			19,705			19,894			14,057	17,888	18,197	21,005	20,906	19,313	26,293
C000102221 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust Cloud Computing ETF
Accumulated Value										10,000									10,568									12,229							13,857							15,043						17,414						20,430					20,922			20,545			19,902			28,669			35,002			38,580			33,356			22,248	24,699	28,013	35,299	37,750	37,720	49,582
C000146603 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust International Equity Opportunities ETF
Accumulated Value										10,000									10,396									11,062							11,626							14,017						15,186						14,486					14,434			15,151			15,346			23,671			27,399			26,920			20,599			15,134	17,383	16,455	19,825	20,923	20,425	26,086
C000159087 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust Nasdaq Cybersecurity ETF
Accumulated Value										10,000									10,023									11,683							12,820							12,937						14,826						16,881					16,643			16,413			15,533			21,052			25,269			29,577			32,245			23,507	26,119	27,806	34,591	36,459	38,811	46,841
C000204700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust IPOX® Europe Equity Opportunities ETF
Accumulated Value									$ 10,000									$ 9,715									$ 10,132							$ 9,587							$ 13,003						$ 14,757						$ 16,147					$ 13,283			$ 9,212			$ 11,790			$ 11,375			$ 14,003			$ 14,945			$ 14,485			$ 18,207
C000205597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust Dow Jones International Internet ETF
Accumulated Value								$ 10,000								$ 11,275								$ 10,907								$ 11,865							$ 20,535						$ 23,574						$ 21,033					$ 13,770				$ 10,258			$ 12,815			$ 11,077			$ 12,102			$ 15,635			$ 16,500			$ 20,735
C000234334 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust Indxx Metaverse ETF
Accumulated Value					$ 10,000										$ 7,395								$ 9,755								$ 9,663							$ 11,780						$ 12,562						$ 12,723					$ 16,884
C000234707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust Nasdaq Lux Digital Health Solutions ETF
Accumulated Value						$ 10,210	$ 10,000										$ 6,932									$ 8,415							$ 6,893							$ 8,254						$ 8,342						$ 7,676					$ 8,513
C000240529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust Bloomberg Emerging Market Democracies ETF
Accumulated Value				$ 10,000							$ 10,141									$ 10,083									$ 11,688							$ 12,430							$ 11,835						$ 15,527
C000245005 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust Emerging Markets Human Flourishing ETF
Accumulated Value			$ 10,000											$ 11,960								$ 12,200								$ 11,656							$ 15,446
C000253539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust Bloomberg Artificial Intelligence ETF
Accumulated Value		$ 10,000											$ 9,028								$ 13,216
C000261670 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									First Trust Bloomberg Nuclear Power ETF
Accumulated Value	$ 10,000											$ 10,807
MSCI Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI Europe Index
Accumulated Value									10,000	10,000									9,992									10,249							10,967							12,534						12,557						12,497					12,090			12,403			10,215			12,305			14,807			15,658			15,326			11,775	15,537	15,172	17,730	19,001	18,948	21,866
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Index
Accumulated Value										10,000									10,513									11,136							12,066							13,159						13,697						14,638					14,256			14,906			12,775			16,457			19,678			21,200			21,669			17,038	20,148	20,779	25,200	27,517	26,980	32,260
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000® Index
Accumulated Value							10,000			10,000									10,730									11,496							12,667							13,645						14,416						16,044					15,680			16,513			14,251			18,991			23,161			25,044			25,923			20,630	23,700	24,853	30,645	33,605	32,862	39,447
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI ACWI Index
Accumulated Value	10,000				10,000					10,000									10,528									11,195							12,111							13,283						13,899						14,581					14,270			14,782			12,664			16,325			19,579			20,805			21,005			16,508	19,443	19,941	23,943	26,273	25,669	30,811
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500® Index
Accumulated Value		10,000								10,000									10,849									11,543							12,711							13,691						14,491						16,144					15,866			16,831			14,759			19,380			23,076			25,195			26,688			21,295	24,623	25,901	31,983	35,315	34,619	41,530
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI ACWI ex USA Index
Accumulated Value								10,000		10,000									10,286									10,926							11,637							13,069						13,540						13,299					12,989			13,136			10,966			13,530			16,385			16,766			16,142			12,547	15,324	15,105	17,330	18,935	18,412	22,046
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI Emerging Markets Index
Accumulated Value			10,000	10,000							10,134									9,925									10,928							12,511							11,847						14,679
STOXX Europe Select Dividend 30 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									STOXX® Europe Select Dividend 30 Index
Accumulated Value										10,000									10,327									10,441							11,006							12,469						12,796						12,604					12,444			12,914			10,012			10,997			15,267			15,548			15,175			11,198	13,936	13,794	15,240	16,685	18,542	22,895
STOXX Europe 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									STOXX® Europe 600 Index
Accumulated Value										10,000									10,003									10,220							10,919							12,501						12,536						12,465					12,044			12,366			10,227			12,484			15,003			15,878			15,408			11,744	15,507	15,129	17,728	19,013	18,952	21,936
Alerian Disruptive Technology Real Estate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Alerian Disruptive Technology Real Estate Index
FTSE EPRA NAREIT Developed Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									FTSE EPRA/NAREIT Developed Index
Accumulated Value										10,000									11,007									11,585							11,212							11,761						11,676						12,303					13,360			14,039			10,258			11,581			13,946			15,150			16,091			11,801	12,771	12,122	13,855	15,782	14,556	15,901
S And P Global REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P Global REIT Index
Accumulated Value										10,000									11,216									11,692							11,255							11,574						11,228						11,904					12,792			13,699			9,802			11,155			13,336			14,682			15,867			11,673	12,647	11,910	13,591	15,535	14,328	15,337
MSCI World REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World REIT Index
Accumulated Value										10,000									11,299									11,751							11,330							11,723						11,501						12,094					13,410			14,557			11,156			12,848			14,645			16,317			17,632			13,245	14,082	12,957	15,074	17,306	16,100	16,593
MSCI World Real Estate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Real Estate Index
Dow Jones World Developed Markets Index SM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Dow Jones World Developed Markets IndexSM
Accumulated Value										10,000									10,532									11,196							12,142							13,283						13,889						14,771					14,343			14,947			12,735			16,459			19,915			21,335			21,589			16,932	20,073	20,659	25,026	27,216	26,628	31,978
Dow Jones Global Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Dow Jones Global Select Dividend Index
Accumulated Value										10,000									10,706									11,402							12,098							13,080						13,170						13,385					12,677			12,953			9,399			10,904			15,685			16,137			16,803			12,759	15,510	15,116	17,131	18,909	19,062	23,483
ISE Clean Edge Global Wind Energy TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									ISE Clean Edge Global Wind EnergyTM Index
Accumulated Value										10,000									11,430									13,180							13,206							14,134						14,369						13,793					14,610			14,959			14,091			20,429			26,474			25,150			23,991			18,648	22,135	18,332	19,555	23,320	19,433	24,816
MSCI USA Infrastructure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI USA Infrastructure Index
Accumulated Value										10,000									11,463									11,938							12,422							12,555						12,077						13,081					14,007			15,654			13,079			14,412			15,990			16,162			17,891			15,697	17,036	15,353	18,064	22,148	23,658	24,954
MSCI World Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Industrials Index
Accumulated Value										10,000									11,043									11,793							12,872							14,346						14,821						15,403					14,748			15,344			12,168			15,952			19,827			20,263			20,115			15,796	19,933	20,150	25,127	27,151	26,554	31,938
Alerian U S NextGen Infrastructure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Alerian U.S. NextGen Infrastructure Index
Nasdaq Clean Edge Smart Grid InfrastructureTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Nasdaq Clean Edge Smart Grid InfrastructureTM Index
Accumulated Value										10,000									11,093									12,675							13,665							16,179						16,423						16,007					14,776			17,041			14,911			22,043			30,377			33,059			33,882			27,485	35,722	34,829	42,728	47,825	42,713	57,794
S And P Composite 1500 Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P Composite 1500® Industrials Index
Accumulated Value										10,000									11,294									11,976							13,478							14,729						15,411						16,493					15,843			16,621			12,752			16,828			22,013			22,033			23,247			19,018	23,443	23,919	30,040	32,275	31,061	37,066
MSCI ACWI Materials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI ACWI Materials Index
Accumulated Value										10,000									10,949									12,404							13,767							15,352						15,943						16,061					15,460			15,287			12,173			17,078			21,499			21,656			23,841			17,652	21,601	20,618	23,422	24,886	22,141	26,177
Indxx Global Natural Resources Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Indxx Global Natural Resources Income Index
Accumulated Value										10,000									10,187									10,989							11,789							12,808						13,671						14,391					14,251			13,886			10,471			12,365			17,508			17,918			23,793			18,649	20,892	20,836	22,424	23,590	23,408	27,490
Indxx Global Agriculture Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Indxx Global Agriculture Index
Accumulated Value										10,000									10,323									10,859							12,540							13,929						13,751						13,873					12,425			12,547			8,984			12,260			17,215			17,181			19,652			15,977	17,610	16,333	16,269	17,060	16,021	17,452
MSCI ACWI Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI ACWI Information Technology Index
Accumulated Value										10,000									11,017									12,287							13,763							15,972						17,788						19,620					19,320			20,860			20,616			30,202			35,400			39,340			39,741			28,864	36,767	39,223	51,602	58,186	53,613	74,545
Indxx 5G And NextG Thematic IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Indxx 5G & NextG Thematic IndexSM
S Network Electric And Future Vehicle Ecosystem Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									S-Network Electric & Future Vehicle Ecosystem Index
S And P Composite 1500 Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P Composite 1500® Information Technology Index
Accumulated Value										10,000									11,165									12,283							14,005							15,800						17,764						20,603					20,413			22,330			22,256			32,360			37,363			41,988			44,769			33,574	42,778	47,161	62,092	71,554	65,393	91,377
ISE CTA Cloud ComputingTMIndex [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									ISE CTA Cloud ComputingTMIndex
Accumulated Value										10,000									10,622									12,329							13,885							15,117						17,554						20,666					21,243			20,950			20,345			29,401			36,010			39,803			34,526			23,067	25,692	29,224	36,948	39,651	39,734	52,403
IPOX International Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									IPOX® International Index
Accumulated Value										10,000									10,507									11,174							11,818							14,320						15,509						14,918					14,921			15,727			16,057			24,707			28,902			28,512			22,045			16,216	18,632	17,725	21,444	22,750	22,206	28,579
Nasdaq CTA CybersecurityTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Nasdaq CTA CybersecurityTM Index
Accumulated Value										$ 10,000									$ 10,070									$ 11,780							$ 12,973							$ 13,135						$ 15,076						$ 17,248					$ 17,055			$ 16,881			$ 16,066			$ 21,848			$ 26,314			$ 30,901			$ 33,886			$ 24,733	$ 27,528	$ 29,477	$ 36,793	$ 38,861	$ 41,472	$ 50,246
IPOX 100 Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									IPOX®-100 Europe Index
Accumulated Value									$ 10,000									$ 9,769									$ 10,255							$ 9,800							$ 13,352						$ 15,217						$ 16,766					$ 13,986			$ 9,722			$ 12,408			$ 12,064			$ 14,919			$ 16,021			$ 15,534			$ 19,764
MSCI ACWI ex USA Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI ACWI ex-USA Information Technology Index
Accumulated Value								10,000								10,877								11,546								11,000							15,539						20,050						21,243					18,976				12,902			17,173			16,640			22,088			23,016			21,182			28,629
Dow Jones International Internet Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Dow Jones International Internet Index
Accumulated Value								$ 10,000								$ 11,318								$ 10,977								$ 12,008							$ 20,785						$ 24,042						$ 21,527					$ 14,322				$ 10,665			$ 13,246			$ 11,469			$ 12,587			$ 16,360			$ 17,081			$ 21,652
Indxx Metaverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Indxx Metaverse Index
Accumulated Value					$ 10,000										$ 7,433								$ 9,835								$ 9,785							$ 11,975						$ 12,848						$ 13,011					$ 17,388
S And P Composite 1500 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P Composite 1500® Health Care Index
Accumulated Value						10,025	10,000										8,899									9,584							9,556							11,059						11,605						11,046					10,698
Nasdaq Lux Health Tech Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Nasdaq Lux Health TechTM Index
Accumulated Value						$ 10,214	$ 10,000										$ 6,952									$ 8,466							$ 6,960							$ 8,363						$ 8,479						$ 7,825					$ 8,708
Bloomberg Emerging Market Democracies Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg Emerging Market Democracies Index
Accumulated Value				$ 10,000							$ 10,143									$ 10,211									$ 11,921							$ 12,860							$ 12,142						$ 16,207
Emerging Markets Human Flourishing Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Emerging Markets Human Flourishing Index
Accumulated Value			$ 10,000											$ 12,006								$ 12,294								$ 11,703							$ 15,732
Bloomberg Artificial Intelligence Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg Artificial Intelligence Index
Accumulated Value		$ 10,000											$ 9,027								$ 13,302
Bloomberg Nuclear Power Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg Nuclear Power Total Return Index
Accumulated Value	$ 10,000											$ 10,818